Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 24,564,000	$ 15,055,645	$ 402,768
Restricted cash	20,132,000	3,445,378
Mortgage loans held for sale, at fair value	518,858,000	218,623,951	61,728,834
Accounts receivable		939,854	229,468
Servicing advances	1,952,000	937,990	347,341
Derivative assets	17,071,000	11,988,706	3,347,255
Mortgage servicing rights, at fair value	132,907,000	42,202,394	17,679,198
Mortgage servicing rights, at lower of amortized cost or fair value		42,202,394	17,679,198
Furniture, fixtures, equipment and leasehold improvements, net	7,859,000	3,609,910	1,446,833
Capitalized software, net		415,809	336,063
Intangible assets, net	3,320,000	3,590,083
Prepaid expenses		606,424	279,455
Investment in closely held entity, at cost	740,000	740,000	740,000
Notes receivable from stockholders	0	222,023	289,523
Loans eligible for repurchase from GNMA	13,909,000	7,116,173	2,011,265
Deposits		111,853	269,560
Other assets	7,617,000	1,658
Total assets	748,929,000	309,606,193	89,107,563
Liabilities
Secured borrowings	272,610,000	102,675,252	57,893,665
Warehouse lines of credit	194,709,000	100,301,201
Operating lines of credit	4,684,000	5,131,213	8,195,812
Subordinated debt, related parties			750,000
Accounts payable and accrued expenses	22,772,000	18,606
Accounts payable		8,851,586	889,510
Accrued compensation and benefits		4,701,568	354,773
Accrued other expenses		5,052,610	3,693,345
Derivative liabilities	23,825,000	1,786,505	1,045,529
Liability for mortgage repurchases and indemnifications	3,202,000	1,916,805
Due to related parties	309,000	348,264	202,148
Contingent earn-out liability	2,103,000	2,094,854
Liability for loan repurchase rights from Ginnie Mae	13,909,000	7,116,173	2,011,265
Deferred income tax liabilities, net	26,868,000	14,381,215	3,656,052
Total liabilities	564,991,000	254,357,246	78,692,099
Commitments and contingencies
Stockholders' equity
Preferred stock, value		32,999,990	2,500,000
Common stock, value	176,000	250,000	221
Treasury stock, at cost-591,554 and 630,699 shares	(1,707,000)	(1,820,000)
Additional paid-in capital	144,127,000	3,232,645	4,046,033
Retained earnings	41,342,000	20,836,062	3,869,210
Total stockholders' equity	183,938,000	55,248,947	10,415,464
Total liabilities and stockholders' equity	748,929,000	309,606,193	89,107,563
Scenario, Previously Reported
Stockholders' equity
Common stock, value		250
Total stockholders' equity		$ 55,248,947	$ 10,415,464